Taxation (Details) $ in Millions		6 Months Ended	12 Months Ended
	Apr. 01, 2018 HKD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxation [Line Items]
Profits tax percentage	8.25%
Profits tax rates (in Dollars) | $	$ 2
Income tax rate percentage		25.00%
General tax rate percentage			25.00%
Annual taxable income (in Yuan Renminbi)		¥ 3,000,000
Total assets (in Yuan Renminbi)		¥ 50,000,000
Corporate income tax rate			20.00%
Small and Low-Profit Enterprises [Member]
Taxation [Line Items]
Corporate income tax rate			25.00%
Taxable income (in Yuan Renminbi)			¥ 3,000,000
People’s Republic of China, [Member]
Taxation [Line Items]
Income tax percentage		25.00%
Hong Kong [Member]
Taxation [Line Items]
Profits tax percentage		16.50%